NOTES PAYABLE (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
August 20, 2020 [Member]
Amount Converted	$ 82,248
Quantity of Shares	24,000,000
Conversion Price	$ 0.003
February 2, 2020 [Member]
Amount Converted	$ 92,520
Quantity of Shares	27,000,000
Conversion Price	$ 0.003
May 29, 2018 [Member]
Amount Converted	$ 75,000	$ 75,000
Quantity of Shares	25,000,000	25,000,000
Conversion Price	$ 0.003	$ 0.003
June 5, 2018 [Member]
Amount Converted	$ 75,000	$ 75,000
Quantity of Shares	25,000,000	25,000,000
Conversion Price	$ 0.003	$ 0.003
December 4, 2018 [Member]
Amount Converted	$ 4,650	$ 4,650
Quantity of Shares	1,550,000	1,550,000
Conversion Price	$ 0.003	$ 0.003
December 14, 2018 [Member]
Amount Converted	$ 18,000	$ 18,000
Quantity of Shares	6,000,000	6,000,000
Conversion Price	$ 0.003	$ 0.003
December 20, 2018 [Member]
Amount Converted	$ 37,000	$ 37,000
Quantity of Shares	12,333,334	12,333,334
Conversion Price	$ 0.003	$ 0.003
April 17, 2019 [Member]
Amount Converted	$ 138,150	$ 138,150
Quantity of Shares	46,050,000	46,050,000
Conversion Price	$ 0.003	$ 0.003
June 26, 2019 [Member]
Amount Converted	$ 78,000	$ 78,000
Quantity of Shares	26,000,000	26,000,000
Conversion Price	$ 0.003	$ 0.003
December 22, 2016 [Member]
Amount Converted	$ 8,800	$ 8,800
Quantity of Shares	10,000,000	10,000,000
Conversion Price	$ 0.00088	$ 0.00088
July 5, 2017 [Member]
Amount Converted	$ 126,000	$ 126,000
Quantity of Shares	42,000,000	42,000,000
Conversion Price	$ 0.003	$ 0.003
September 27, 2017 [Member]
Amount Converted	$ 120,000	$ 120,000
Quantity of Shares	40,000,000	40,000,000
Conversion Price	$ 0.003	$ 0.003
February 2, 2018 [Member]
Amount Converted	$ 75,000	$ 75,000
Quantity of Shares	25,000,000	25,000,000
Conversion Price	$ 0.003	$ 0.003
November 8, 2016 [Member]
Amount Converted	$ 3,800	$ 3,800
Quantity of Shares	2,500,000	2,500,000
Conversion Price	$ 0.00152	$ 0.00152
August 13, 2014 [Member]
Amount Converted	$ 51,561	$ 51,561
Quantity of Shares	161,127,812	161,127,812
Conversion Price	$ 0.00032	$ 0.00032
August 2, 2016 [Member]
Amount Converted	$ 5,400	$ 5,400
Quantity of Shares	4,500,000	4,500,000
Conversion Price	$ 0.0012	$ 0.0012
April 4, 2016 [Member]
Amount Converted	$ 11,000	$ 11,000
Quantity of Shares	2,750,000	2,750,000
Conversion Price	$ 0.004	$ 0.004